UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sageview Capital LP
Address: 55 Railroad Ave
         Greenwich, CT  06830

13F File Number:  028-12389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara E. Parker
Title:     Chief Financial Officer
Phone:     (203) 625-4230

Signature, Place, and Date of Signing:

 /s/  Barbara E. Parker     Greenwich, CT     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $315,434 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCRETIVE HEALTH INC           COM              00438V103    20271  1995182 SH       SOLE                  1995182        0        0
BRIGHTCOVE INC                 COM              10921T101     8292  1335300 SH       SOLE                  1335300        0        0
COMSCORE INC                   COM              20564W105    48989  2919482 SH       SOLE                  2919482        0        0
ENVIVIO INC                    COM              29413T106     3570  2100000 SH       SOLE                  2100000        0        0
EVERBANK FINL CORP             COM              29977G102   198848 12912230 SH       SOLE                 12912230        0        0
PERNIX THERAPEUTICS HLDGS IN   COM              71426V108    11028  2223339 SH       SOLE                  2223339        0        0
RESOLUTE ENERGY CORP           COM              76116A108    24436  2122984 SH       SOLE                  2122984        0        0